SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	861,814	$9,127
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	455,942	4,559
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	151,458	1,830
SEI Institutional Managed Trust Real Return Fund, Cl Y	147,411	1,511

Total Fixed Income Funds (Cost $16,853) ($ Thousands)		17,027

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	594,650	6,059
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	144,403	1,515
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	194,459	1,517

Total Multi-Asset Funds (Cost $9,133) ($ Thousands)		9,091

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 9.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	151,919	$1,530
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	79,118	1,229

Total Equity Funds (Cost $2,754) ($ Thousands)		2,759

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.030%**	1,519,260	1,519

Total Money Market Fund (Cost $1,519) ($ Thousands)		1,519

Total Investments in Securities — 100.0% (Cost $30,259) ($ Thousands)		$30,396

Percentages are based on Net Assets of $30,394 ($ Thousands).

** Rate shown is the 7-day effective yield as of June 30, 2020.

Cl — Class

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,903	$4,520	$(305)	$—	$9	$9,127	861,814	$24	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	2,424	2,271	(134)	—	(2)	4,559	455,942	5	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,002	876	(101)	1	52	1,830	151,458	8	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	810	738	(65)	1	27	1,511	147,411	2	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	3,240	2,978	(234)	—	75	6,059	594,650	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	856	708	(150)	(7)	108	1,515	144,403	11	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	827	736	(91)	(25)	70	1,517	194,459	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	887	771	(234)	(32)	138	1,530	151,919	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	705	652	(223)	(25)	120	1,229	79,118	5	—
SEI Daily Income Trust Government Fund, Cl F	808	756	(45)	—	—	1,519	1,519,260	—	—

Totals	$16,462	$15,006	$(1,582)	$(87)	$597	$30,396		$55	$-

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Money Market Fund — 80.8%
SEI Daily Income Trust Government Fund, Cl F, 0.030%*†	5,482,999	$5,483

Total Money Market Fund (Cost $5,483) ($ Thousands)		5,483

Fixed Income Fund — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	209,723	1,300

Total Fixed Income Fund (Cost $1,396) ($ Thousands)		1,300

Total Investments in Securities — 100.0% (Cost $6,879) ($ Thousands)		$6,783

Percentages are based on Net Assets of $6,783 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† Rate shown is the 7-day effective yield as of June 30, 2020.

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Government Fund, Cl F	$6,090	$219	$(826)	$—	$—	$5,483	5,482,999	$2	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,484	42	(327)	(56)	157	1,300	209,723	23	—

Totals	$7,574	$261	$(1,153)	$(56)	$157	$6,783		$25	$-

Amounts designated as “–” are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,004,142	$10,634
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	302,998	2,836
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	218,527	2,104
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	708,370	7,084
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	704,776	8,514
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	339,748	2,106
SEI Institutional Managed Trust Real Return Fund, Cl Y	275,094	2,820

Total Fixed Income Funds (Cost $35,527) ($ Thousands)		36,098

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	228,611	2,124
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,180,199	12,026
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	403,764	4,236
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	452,484	3,529

Total Multi-Asset Funds (Cost $22,471) ($ Thousands)		21,915

Equity Funds — 17.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	772,704	7,781
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	313,731	4,875

Total Equity Funds (Cost $13,013) ($ Thousands)		12,656

Total Investments in Securities — 100.0% (Cost $71,011) ($ Thousands)		$70,669

Percentages are based on Net Assets of $70,664 ($ Thousands).

Cl — Class

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$10,110	$754	$(249)	$—	$19	$10,634	1,004,142	$38	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,697	171	(96)	—	64	2,836	302,998	12	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,005	119	(278)	(18)	276	2,104	218,527	5	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	6,706	517	(139)	—	—	7,084	708,370	13	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,118	394	(348)	5	345	8,514	704,776	53	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,035	148	(235)	(48)	206	2,106	339,748	35	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,677	173	(99)	1	68	2,820	275,094	6	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,012	85	(103)	(9)	139	2,124	228,611	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	11,387	673	(260)	2	224	12,026	1,180,199	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,064	173	(426)	(17)	442	4,236	403,764	35	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,370	138	(132)	(37)	190	3,529	452,484	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,315	568	(932)	(125)	955	7,781	772,704	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,624	437	(793)	(82)	689	4,875	313,731	34	—

Totals	$67,120	$4,350	$(4,090)	$(328)	$3,617	$70,669		$231	$-

Amounts designated as “–” are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 47.4%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	365,493	$4,920
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	641,013	9,961

Total Equity Funds (Cost $12,421) ($ Thousands)		14,881

Fixed Income Fund — 32.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,663,292	10,312

Total Fixed Income Fund (Cost $11,035) ($ Thousands)		10,312

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 19.8%
SEI Daily Income Trust Government Fund, Cl F, 0.030%**	6,234,793	$6,235

Total Money Market Fund (Cost $6,235) ($ Thousands)		6,235

Total Investments in Securities — 100.0% (Cost $29,691) ($ Thousands)		$31,428

Percentages are based on Net Assets of $31,426 ($ Thousands).

Cl — Class

** Rate shown is the 7-day effective yield as of June 30, 2020.

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional Managed Trust Real Estate Fund, Cl Y	$4,920	$1,007	$(1,609)	$(410)	$1,012	$4,920	365,493	$42	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	9,645	654	(1,521)	(67)	1,250	9,961	641,013	66	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,517	750	(1,725)	(336)	1,106	10,312	1,663,292	175	—
SEI Daily Income Trust Government Fund, Cl F	6,227	925	(917)	—	—	6,235	6,234,793	2	—

Totals	$31,309	$3,336	$(5,772)	$(813)	$3,368	$31,428		$285	$-

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,221,428	$12,935
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	518,292	4,851
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	500,816	4,823
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,143,178	25,890
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	775,207	4,806
SEI Institutional Managed Trust Real Return Fund, Cl Y	471,065	4,829

Total Fixed Income Funds (Cost $57,146) ($ Thousands)		58,134

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,613,255	24,277
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,584,071	16,142
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	767,743	8,054

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,032,474	$8,053

Total Multi-Asset Funds (Cost $59,410) ($ Thousands)		56,526

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,405,195	24,220
SEI Institutional Managed Trust Large Cap Fund, Cl Y	495,319	6,444
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,039,076	16,147

Total Equity Funds (Cost $48,179) ($ Thousands)		46,811

Total Investments in Securities — 100.0% (Cost $164,735) ($ Thousands)		$161,471

Percentages are based on Net Assets of $161,454 ($ Thousands).

Cl — Class

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2020	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$11,841	$2,015	$(945)	$(1)	$25	$12,935	1,221,428	$46	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,450	687	(394)	(2)	110	4,851	518,292	21	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,375	671	(813)	(81)	671	4,823	500,816	10	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,759	3,406	(2,329)	14	1,040	25,890	2,143,178	161	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,465	659	(673)	(90)	445	4,806	775,207	80	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	4,388	659	(334)	1	115	4,829	471,065	10	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,954	2,728	(1,879)	(160)	1,634	24,277	2,613,255	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,655	2,260	(1,071)	1	297	16,142	1,584,071	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,433	755	(928)	(40)	834	8,054	767,743	68	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,394	1,020	(697)	(207)	543	8,053	1,032,474	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	21,844	2,407	(2,409)	(336)	2,714	24,220	2,405,195	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,768	595	(1,077)	(100)	1,258	6,444	495,319	30	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	14,464	1,627	(1,752)	(233)	2,041	16,147	1,039,076	97	—

Totals	$146,790	$19,489	$(15,301)	$(1,234)	$11,727	$161,471		$523	$-

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.6%
SEI Institutional International Trust International Equity Fund, Cl Y	340,385	$3,509
SEI Institutional Managed Trust Real Estate Fund, Cl Y	257,176	3,462
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	262,549	6,713
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,900,294	29,531

Total Equity Funds (Cost $30,144) ($ Thousands)		43,215

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,850,369	11,472

Total Fixed Income Fund (Cost $12,760) ($ Thousands)		11,472

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Cl F, 0.030%**	9,279,699	$9,280

Total Money Market Fund (Cost $9,280) ($ Thousands)		9,280

Total Investments in Securities — 100.0% (Cost $52,184) ($ Thousands)		$63,967

Percentages are based on Net Assets of $63,961 ($ Thousands).

Cl — Class

** Rate shown is the 7-day effective yield as of June 30, 2020.

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2020	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust International Equity Fund, Cl Y	$3,303	$99	$(550)	$82	$575	$3,509	340,385	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,320	455	(696)	(92)	475	3,462	257,176	28	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	6,287	366	(1,052)	385	727	6,713	262,549	33	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	27,648	987	(2,444)	(181)	3,521	29,531	1,900,294	186	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,119	813	(1,276)	(310)	1,126	11,472	1,850,369	187	—
SEI Daily Income Trust Government Fund, Cl F	8,834	1,484	(1,038)	—	—	9,280	9,279,699	3	—

Totals	$60,511	$4,204	$(7,056)	$(116)	$6,424	$63,967		$437	$-

Amounts designated as “–” are $0 or have been rounded to $0.

8	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,002,838	$11,152
SEI Institutional International Trust International Equity Fund, Cl Y	3,241,807	33,423
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	938,656	12,907
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,599,178	33,815
SEI Institutional Managed Trust Small Cap Fund, Cl Y	949,583	9,752

Total Equity Funds (Cost $90,162) ($ Thousands)		101,049

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,424,549	31,814

Total Multi-Asset Fund (Cost $32,908) ($ Thousands)		31,814

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 16.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	982,569	$9,462
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	654,699	7,909
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,527,618	9,471

Total Fixed Income Funds (Cost $27,385) ($ Thousands)		26,842

Total Investments in Securities — 100.0% (Cost $150,455) ($ Thousands)		$159,705

Percentages are based on Net Assets of $159,670 ($ Thousands).

Cl — Class

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2020	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$9,931	$412	$(1,217)	$(47)	$2,073	$11,152	1,002,838	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	30,041	585	(3,165)	80	5,882	33,423	3,241,807	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,395	416	(1,194)	136	2,154	12,907	938,656	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	29,985	1,388	(3,262)	(649)	6,353	33,815	2,599,178	154	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,452	1,099	(1,831)	(658)	2,690	9,752	949,583	16	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	28,694	3,713	(2,435)	(285)	2,127	31,814	3,424,549	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,577	557	(747)	(88)	1,163	9,462	982,569	20	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,238	1,154	(794)	1	310	7,909	654,699	47	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,715	746	(635)	(130)	775	9,471	1,527,618	149	—

Totals	$143,028	$10,070	$(15,280)	$(1,640)	$23,527	$159,705		$386	$-

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	119,348	$1,327
SEI Institutional International Trust International Equity Fund, Cl Y	1,031,099	10,631
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,462,616	37,399
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	504,467	9,383

Total Equity Funds (Cost $35,179) ($ Thousands)		58,740

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	272,870	2,628
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	845,310	5,241

Total Fixed Income Funds (Cost $8,653) ($ Thousands)		7,869

Total Investments in Securities — 100.0% (Cost $43,832) ($ Thousands)		$66,609

Percentages are based on Net Assets of $66,601 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

					Change in Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2020	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,169	$—	$ (82)	$(8)	$ 248	$1,327	119,348	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	9,479	—	(743)	(58)	1,953	10,631	1,031,099	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	33,041	168	(1,596)	49	5,737	37,399	1,462,616	168	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	8,238	23	(658)	(124)	1,904	9,383	504,467	20	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,310	70	(38)	(9)	295	2,628	272,870	5	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,684	289	(68)	(16)	352	5,241	845,310	80	—

Totals	$58,921	$550	$(3,185)	$(166)	$10,489	$66,609		$273	$-

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 34.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	389,011	$3,746
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,565,276	18,909
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	605,689	3,755

Total Fixed Income Funds (Cost $25,177) ($ Thousands)		26,410

Multi-Asset Funds — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,639,324	15,229
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	360,633	3,783
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	774,341	6,040

Total Multi-Asset Funds (Cost $26,386) ($ Thousands)		25,052

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	205,306	2,283

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	732,440	$7,552
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	276,462	3,801
SEI Institutional Managed Trust Large Cap Fund, Cl Y	639,299	8,317
SEI Institutional Managed Trust Small Cap Fund, Cl Y	223,837	2,299

Total Equity Funds (Cost $19,847) ($ Thousands)		24,252

Total Investments in Securities — 100.0% (Cost $71,410) ($ Thousands)		$75,714

Percentages are based on Net Assets of $75,706 ($ Thousands).

Cl — Class

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,628	$80	$(394)	$(48)	$480	$3,746	389,011	$8	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	18,371	1,521	(1,733)	29	721	18,909	1,565,276	114	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,687	114	(304)	(56)	314	3,755	605,689	60	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,567	883	(1,106)	(125)	1,010	15,229	1,639,324	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,683	105	(362)	(30)	387	3,783	360,633	31	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5,861	316	(386)	(94)	343	6,040	774,341	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,159	92	(389)	2	419	2,283	205,306	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	7,294	326	(1,455)	10	1,377	7,552	732,440	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,612	247	(767)	104	605	3,801	276,462	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,977	633	(1,771)	(61)	1,539	8,317	639,299	41	—
SEI Institutional Managed Trust t Small Cap Fund, Cl Y	2,154	309	(661)	(99)	596	2,299	223,837	4	—

Totals	$72,993	$4,626	$(9,328)	$(368)	$7,791	$75,714		$258	$-

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	41,332	$460
SEI Institutional International Trust International Equity Fund, Cl Y	353,955	3,649
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	504,668	12,904
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	174,695	3,249

Total Equity Funds (Cost $11,985) ($ Thousands)		20,262

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	95,109	916
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	296,564	1,839

Total Fixed Income Funds (Cost $2,995) ($ Thousands)		2,755

Total Investments in Securities — 100.0% (Cost $14,979) ($ Thousands)		$23,017

Percentages are based on Net Assets of $23,014 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$408	$—	$(30)	$(2)	$84	$460	41,332	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	3,325	—	(329)	(7)	660	3,649	353,955	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	11,522	58	(680)	65	1,939	12,904	504,668	58	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	2,872	7	(253)	(31)	654	3,249	174,695	7	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	800	27	(12)	(2)	103	916	95,109	2	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,575	144	—	—	120	1,839	296,564	28	—

Totals	$20,502	$236	$(1,304)	$23	$3,560	$23,017		$95	$-

Amounts designated as “ – “ are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 44.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	645,868	$7,182
SEI Institutional International Trust International Equity Fund, Cl Y	2,625,255	27,066
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	793,887	10,916
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,225,198	28,950
SEI Institutional Managed Trust Small Cap Fund, Cl Y	531,851	5,462

Total Equity Funds (Cost $69,886) ($ Thousands)		79,576

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,883,565	36,078
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	685,023	7,186
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,836,979	14,328

Total Multi-Asset Funds (Cost $62,407) ($ Thousands)		57,592

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	925,689	$8,915
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,080,839	25,137
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,437,105	8,910

Total Fixed Income Funds (Cost $42,455) ($ Thousands)		42,962

Total Investments in Securities — 100.0% (Cost $174,606) ($ Thousands)		$180,130

Percentages are based on Net Assets of $180,102 ($ Thousands).

Cl — Class

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/20	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$6,713	$52	$(927)	$(14)	$1,358	$7,182	645,868	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	25,629	540	(4,069)	129	4,837	27,066	2,625,255	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,151	225	(1,485)	274	1,751	10,916	793,887	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	27,175	1,235	(4,597)	(518)	5,655	28,950	2,225,198	139	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5,121	458	(1,295)	(421)	1,599	5,462	531,851	10	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	33,413	1,999	(1,459)	(142)	2,267	36,078	3,883,565	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,906	234	(638)	(45)	729	7,186	685,023	59	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	13,501	979	(742)	(225)	815	14,328	1,836,979	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,499	212	(831)	(117)	1,152	8,915	925,689	20	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,776	2,141	(1,785)	11	994	25,137	2,080,839	152	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,641	314	(668)	(149)	772	8,910	1,437,105	143	—

Totals	$169,525	$8,389	$(18,496)	$(1,217)	$21,929	$180,130		$523	$-

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	208,700	$2,321
SEI Institutional International Trust International Equity Fund, Cl Y	1,803,069	18,590
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,527,825	64,636
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	871,586	16,211

Total Equity Funds (Cost $61,344) ($ Thousands)		101,758

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	473,026	4,555
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,472,512	9,130

Total Fixed Income Funds (Cost $15,196) ($ Thousands)		13,685

Total Investments in Securities — 100.0% (Cost $75,837) ($ Thousands)		$115,443

Percentages are based on Net Assets of $115,429 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2020 ($ Thousands):

Security Description	Value 3/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2020	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$1,988	$—	$(74)	$(9)	$416	$2,321	208,700	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	16,157	—	(783)	(58)	3,274	18,590	1,803,069	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	56,045	285	(1,615)	33	9,888	64,636	2,527,825	285	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	14,144	71	(1,071)	(205)	3,272	16,211	871,586	34	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	3,933	169	(45)	(9)	507	4,555	473,026	9	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	7,983	586	(26)	(6)	593	9,130	1,472,512	139	—

Totals	$100,250	$1,111	$(3,614)	$(254)	$17,950	$115,443		$467	$-

Amounts designated as “ – “ are $0 or have been rounded to $0.

14	SEI Asset Allocation Trust / Quarterly Report / June 30, 2020